Investments in Private Companies (Tables)	12 Months Ended
Mar. 31, 2019
Investments in Private Companies [Abstract]
Schedule of investments in private companies
	2019	2018
Year ended March 31,	in 000'$	in 000'$
Sentien Biotechnologies Inc. ("Sentien")	700	700
Intensity	4,500	-
	$5,200	$700